Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Land improvements	15 years
Machinery & equipment	5 years

The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Building	40 years
Building improvements	15 years
Land improvements	15 years
Machinery & equipment	5 years

Schedule of Property and Equipment

Property and equipment consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Land improvements	$60,137	$60,137
Buildings	1,302,401	1,302,401
Building improvements	2,275,583	2,275,583
Machinery and equipment	2,204,815	2,204,815
Total property and equipment	5,842,936	5,842,936
Less: accumulated depreciation	(3,868,469)	(3,820,893)
Property and equipment, net	$1,974,467	$2,022,043

Property and equipment consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Land improvements	$60,137	$60,137
Buildings	1,302,401	1,302,401
Building improvements	2,275,583	2,275,583
Machinery and equipment	2,204,815	2,087,003
Total property and equipment	5,842,936	5,725,124
Less: accumulated depreciation	(3,820,893)	(3,630,588)
Property and equipment, net	$2,022,043	$2,094,536

Schedule of Intangible Assets	Intangible assets consisted of the following as of March 31, 2026 and December 31, 2025:
	March 31, 2026	December 31, 2025
Issued patents
Gross carrying amount	$1,605,525	$1,585,894
Less: accumulated amortization	(769,291)	(749,467)
Issued patents, net	836,234	836,427
Patents pending (not amortized)	1,159,540	1,155,196
Total intangible assets, net	$1,995,774	$1,991,623
Intangible assets consisted of the following as of December 31, 2025 and 2024:
	December 31, 2025	December 31, 2024
Issued patents
Gross carrying amount	$1,585,894	$1,507,352
Less: accumulated amortization	(749,467)	(645,337)
Issued patents, net	836,427	862,015
Patents pending (not amortized)	1,155,196	1,110,815
Total intangible assets, net	$1,991,623	$1,972,830

Schedule of Potentially Dilutive Common Stock Equivalents

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive:

March 31, 2026
Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	508,857
Stock-based compensation – equity awards	6,000
Stock-based compensation – warrants	12,000
Total common stock equivalents excluded from dilutive loss per share	762,457

The following table presents potentially dilutive common stock equivalents that have been included in the calculation of dilutive income per share for the three months ended March 31, 2025, as their inclusion would be dilutive.

March 31, 2025
Stock-based compensation – equity awards	21,801
Total common stock equivalents included in dilutive income per share	21,801

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2025:

December 31, 2025
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	508,857
Stock-based compensation – equity awards	19,333
Stock-based compensation – warrants	12,000
Total common stock equivalents excluded from dilutive loss per share	775,790

The following table presents potentially dilutive common stock equivalents that have been excluded from the calculation of dilutive loss per share as their inclusion would be anti-dilutive at December 31, 2024:

December 31, 2024
HBC Holdback Shares	4,000
Warrants – Public	123,500
Warrants – Private	108,100
Warrants – Series A	167,976
Warrants – Series C	488,699
Warrants – Series D	244,349
HBC Earnout Shares	450,000
Total common stock equivalents excluded from dilutive loss per share	1,586,624

Schedule of Composition of Other Current Assets	The composition of other current assets was:
	March 31, 2026	December 31, 2025
Directors & officers insurance	447,329	76,166
Total other assets	447,329	76,166